CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY SHAREOWNERS' EQUITY PARENTHETICAL - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.94	$ 1.84	$ 1.76